Financial risk management objectives and policies - Other financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial risk management objectives and policies
Cash collateral on derivatives held by group	$ 473	$ 181
Cash collateral on derivatives posted by group	$ 22	$ 129